IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated January 29, 2016

to the Prospectus dated July 1, 2015 (the “Prospectus”) and

the Statement of Additional Information

dated July 1, 2015 (as revised August 4, 2015) (the “SAI”)

for the iShares 1-3 Year Treasury Bond ETF (SHY) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or after March 31, 2016:

	Current	New
Underlying Index	Barclays U.S. 1-3 Year Treasury Bond Index	ICE U.S. Treasury 1-3 Year Index
Index Provider	Barclays Capital Inc.	Interactive Data Corporation

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 1-3 Year Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of November 30, 2015, there were 90 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on March 31, 2016, the Fund tracked the Barclays U.S. 1-3 Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Corporation or its affiliates (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes in the Fund’s Construction and Maintenance of the Underlying Indexes

The section of the SAI entitled “Barclays U.S. 1-3 Year Treasury Bond Index” on page 80 is deleted in its entirety and replaced with the following:

ICE U.S. Treasury 1-3 Year Index

Number of Components: approximately 90 as of November 30, 2015

Index Description. The ICE U.S. Treasury 1-3 Year Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

Index Methodology. The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-SHY-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated January 29, 2016

to the Prospectus dated July 1, 2015 (the “Prospectus”) and

the Statement of Additional Information

dated July 1, 2015 (as revised August 4, 2015) (the “SAI”)

for the iShares 3-7 Year Treasury Bond ETF (IEI) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or after March 31, 2016:

	Current	New
Underlying Index	Barclays U.S. 3-7 Year Treasury Bond Index	ICE U.S. Treasury 3-7 Year Index
Index Provider	Barclays Capital Inc.	Interactive Data Corporation

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 3-7 Year Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of November 30, 2015, there were 99 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than seven years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on March 31, 2016, the Fund tracked the Barclays U.S. 3-7 Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Corporation or its affiliates (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes in the Fund’s Construction and Maintenance of the Underlying Indexes

The section of the SAI entitled “Barclays U.S. 3-7 Year Treasury Bond Index” on page 81 is deleted in its entirety and replaced with the following:

ICE U.S. Treasury 3-7 Year Index

Number of Components: approximately 99 as of November 30, 2015

Index Description. The ICE U.S. Treasury 3-7 Year Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

Index Methodology. The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than seven years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IEI-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated January 29, 2016

to the Prospectus dated July 1, 2015 (the “Prospectus”) and

the Statement of Additional Information

dated July 1, 2015 (as revised August 4, 2015) (the “SAI”)

for the iShares 7-10 Year Treasury Bond ETF (IEF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or after March 31, 2016:

	Current	New
Underlying Index	Barclays U.S. 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Index
Index Provider	Barclays Capital Inc.	Interactive Data Corporation

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 7-10 Year Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of November 30, 2015, there were 17 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on March 31, 2016, the Fund tracked the Barclays U.S. 7-10 Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Corporation or its affiliates (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes in the Fund’s Construction and Maintenance of the Underlying Indexes

The section of the SAI entitled “Barclays U.S. 7-10 Year Treasury Bond Index” on page 81 is deleted in its entirety and replaced with the following:

ICE U.S. Treasury 7-10 Year Index

Number of Components: approximately 17 as of November 30, 2015

Index Description. The ICE U.S. Treasury 7-10 Year Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

Index Methodology. The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IEF-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated January 29, 2016

to the Prospectus dated July 1, 2015 (the “Prospectus”) and

the Statement of Additional Information

dated July 1, 2015 (as revised August 4, 2015) (the “SAI”)

for the iShares 20+ Year Treasury Bond ETF (TLT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or after March 31, 2016:

	Current	New
Underlying Index	Barclays U.S. 20+ Year Treasury Bond Index	ICE U.S. Treasury 20+ Year Index
Index Provider	Barclays Capital Inc.	Interactive Data Corporation

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 20+ Year Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to twenty years. As of November 30, 2015, there were 33 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities,

Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on March 31, 2016, the Fund tracked the Barclays U.S. 20+ Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Corporation or its affiliates (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes in the Fund’s Construction and Maintenance of the Underlying Indexes

The section of the SAI entitled “Barclays U.S. 20+ Year Treasury Bond Index” on page 81 is deleted in its entirety and replaced with the following:

ICE U.S. Treasury 20+ Year Index

Number of Components: approximately 33 as of November 30, 2015

Index Description. The ICE U.S. Treasury 20+ Year Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to twenty years.

Index Methodology. The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-TLT-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated January 29, 2016

to the Summary Prospectus dated July 1, 2015

for the iShares 1-3 Year Treasury Bond ETF (SHY) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or after March 31, 2016:

	Current	New
Underlying Index	Barclays U.S. 1-3 Year Treasury Bond Index	ICE U.S. Treasury 1-3 Year Index
Index Provider	Barclays Capital Inc.	Interactive Data Corporation

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 1-3 Year Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of November 30, 2015, there were 90 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on March 31, 2016, the Fund tracked the Barclays U.S. 1-3 Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Corporation or its affiliates (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-SHY-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated January 29, 2016

to the Summary Prospectus dated July 1, 2015

for the iShares 3-7 Year Treasury Bond ETF (IEI) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or after March 31, 2016:

	Current	New
Underlying Index	Barclays U.S. 3-7 Year Treasury Bond Index	ICE U.S. Treasury 3-7 Year Index
Index Provider	Barclays Capital Inc.	Interactive Data Corporation

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 3-7 Year Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of November 30, 2015, there were 99 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than seven years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on March 31, 2016, the Fund tracked the Barclays U.S. 3-7 Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Corporation or its affiliates (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IEI-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated January 29, 2016

to the Summary Prospectus dated July 1, 2015

for the iShares 7-10 Year Treasury Bond ETF (IEF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or after March 31, 2016:

	Current	New
Underlying Index	Barclays U.S. 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Index
Index Provider	Barclays Capital Inc.	Interactive Data Corporation

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 7-10 Year Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of November 30, 2015, there were 17 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on March 31, 2016, the Fund tracked the Barclays U.S. 7-10 Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Corporation or its affiliates (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IEF-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated January 29, 2016

to the Summary Prospectus dated July 1, 2015

for the iShares 20+ Year Treasury Bond ETF (TLT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or after March 31, 2016:

	Current	New
Underlying Index	Barclays U.S. 20+ Year Treasury Bond Index	ICE U.S. Treasury 20+ Year Index
Index Provider	Barclays Capital Inc.	Interactive Data Corporation

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 20+ Year Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to twenty years. As of November 30, 2015, there were 33 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on March 31, 2016, the Fund tracked the Barclays U.S. 20+ Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Corporation or its affiliates (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-TLT-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE